UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   July 28, 2004

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total: $126,203

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2313     2600 SH       SOLE                     2600
Abbott Labs                    COM              002824100     1226    30084 SH       SOLE                    30084
Alliance Cap Mgmt              COM              01855A101     2947    86800 SH       SOLE                    86800
Altria Group Inc               COM              718154107      595    11895 SH       SOLE                    11895
American Express               COM              025816109     3595    69973 SH       SOLE                    69973
American Intl Group            COM              026874107     3477    48783 SH       SOLE                    48783
Anheuser Busch                 COM              035229103     2562    47450 SH       SOLE                    47450
Applied Materials              COM              038222105     2139   108996 SH       SOLE                   108996
Auto Data Processing           COM              053015103     2254    53810 SH       SOLE                    53810
Bank of America                COM              060505104     3628    42877 SH       SOLE                    42877
Berkshire Hathaway             COM              084670207     3909     1323 SH       SOLE                     1323
Bristol Myers Squibb           COM              110122108      494    20150 SH       SOLE                    20150
Buckeye Ptnrs LP               COM              118230101     1626    40100 SH       SOLE                    40100
Cardinal Health Inc            COM              14149Y108     2732    39005 SH       SOLE                    39005
ChevronTexaco                  COM              166764100      642     6826 SH       SOLE                     6826
Cisco Systems Inc              COM              17275R102     1889    79696 SH       SOLE                    79696
Citigroup                      COM              172967101     2864    61585 SH       SOLE                    61585
Coca Cola                      COM              191216100     2229    44166 SH       SOLE                    44166
Colgate-Palmolive              COM              194162103     1265    21650 SH       SOLE                    21650
Compass Bancshares             COM              20449H109      229     5337 SH       SOLE                     5337
Crescent Real Est              COM              225756105      169    10500 SH       SOLE                    10500
Dell Inc                       COM              247025109     2143    59834 SH       SOLE                    59834
EMC Corp                       COM              268648102      133    11700 SH       SOLE                    11700
Exxon Mobil Corp               COM              30231G102     4936   111138 SH       SOLE                   111138
First Data Corp                COM              319963104     3527    79230 SH       SOLE                    79230
GATX Corporation               COM              361448103     1989    73125 SH       SOLE                    73125
General Electric               COM              369604103     3466   106974 SH       SOLE                   106974
Gillette                       COM              375766102     1497    35300 SH       SOLE                    35300
Harley Davidson Inc            COM              412822108     1915    30912 SH       SOLE                    30912
Home Depot Inc                 COM              437076102     3662   104027 SH       SOLE                   104027
Intel                          COM              458140100     3730   135147 SH       SOLE                   135147
Intl Business Mach             COM              459200101     1891    21450 SH       SOLE                    21450
JP Morgan Chase                COM              616880100      224     5770 SH       SOLE                     5770
Johnson & Johnson              COM              478160104     4310    77381 SH       SOLE                    77381
Kinder Morgan Mgmt             COM              49455U100     1857    50511 SH       SOLE                    50511
Kraft Foods Inc                COM              50075N104      843    26600 SH       SOLE                    26600
Krispy Kreme                   COM              501014104     1331    69700 SH       SOLE                    69700
Legg Mason Inc                 COM              524901105      273     3000 SH       SOLE                     3000
Liberty Intl Cl A              COM              530719103      247     6667 SH       SOLE                     6667
Liberty Media                  COM              530718105     1199   133353 SH       SOLE                   133353
Magellan Midstream Ptnrs LP    COM              559080106      201     3950 SH       SOLE                     3950
Marsh & McLennan               COM              571748102      561    12361 SH       SOLE                    12361
Merck                          COM              589331107     1917    40351 SH       SOLE                    40351
Microsoft Corp                 COM              594918104     1781    62350 SH       SOLE                    62350
Mohawk Industries Inc          COM              608190104     1679    22890 SH       SOLE                    22890
Moodys Corp                    COM              615369105     3220    49800 SH       SOLE                    49800
Pepsico                        COM              713448108     4498    83483 SH       SOLE                    83483
Pfizer                         COM              717081103     4657   135860 SH       SOLE                   135860
Procter & Gamble Co            COM              742718109     2637    48446 SH       SOLE                    48446
Qualcomm Inc                   COM              747525103     1200    16443 SH       SOLE                    16443
Southwest Airlines             COM              844741108      234    13966 SH       SOLE                    13966
Southwest Bancorp              COM              84476R109      568    12874 SH       SOLE                    12874
Sysco Corp                     COM              871829107     2725    75960 SH       SOLE                    75960
T Rowe Price Grp               COM              74144T108      335     6650 SH       SOLE                     6650
Texas Instruments              COM              882508104      252    10435 SH       SOLE                    10435
Time Warner Inc                COM              887317105      403    22911 SH       SOLE                    22911
Tyco Intl Ltd New              COM              902124106      836    25235 SH       SOLE                    25235
VISX Inc                       COM              92844S105     1677    62750 SH       SOLE                    62750
Walmart                        COM              931142103     4214    79866 SH       SOLE                    79866
Washington Mutual              COM              939322103     3462    89605 SH       SOLE                    89605
Weingarten Realty              COM              948741103      753    24081 SH       SOLE                    24081
BP PLC ADR                     SPONS.ADR        055622104     2680    50033 SH       SOLE                    50033
Nokia Corp ADR                 SPONS.ADR        654902204      450    30925 SH       SOLE                    30925
Royal Dutch Pet ADR            SPONS.ADR        780257804     3142    60811 SH       SOLE                    60811
Equity Inc Fd                                   294700422      162    79064 SH       SOLE                    79064